Due to Officers/Stockholders (Details Textual) ZAR in Millions	Jun. 30, 2015 USD ($)	Jun. 30, 2015 ZAR	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Due to Officers or Stockholders	$ 1,362,214		$ 1,148,085	$ 725,699
Debt Instrument, Interest Rate, Effective Percentage			5.00%
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due to Officers or Stockholders	108,613		$ 303,116
Accrued Salaries	783,792		621,065
Accrued Liabilities			84,103
Due from Related Parties			58,720
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Accrued Liabilities	246,555
Loan Agreement [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due to Officers or Stockholders	$ 162,000	ZAR 2
Debt Instrument, Interest Rate, Effective Percentage	2.00%	2.00%
Accounts Payable and Accrued Liabilities	$ 5,009
Subsidiary [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due to Officers or Stockholders	52,393		$ 58,720
Loan Agreement One [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Due to Officers or Stockholders	$ 170,861